Notes Payable (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of debt

Senior Notes are summarized as follows:

	December 31,
	2015	2014
7.50% Senior Convertible Notes due 2016	$46,793	$55,481
7.50% Senior Exchange Convertible Notes due 2016	—	44,475
8.50% Senior Notes due 2019	200,000	200,000
6.00% Senior Convertible Notes due 2020	80,000	—
Senior Secured Credit Facility	—	—
Total Senior Notes	$326,793	$299,956
Deferred debt issuance costs	(5,877)	(5,735)
Debt discount	(70)	—
Total Senior Notes, net	$320,846	$294,221

Maturities of notes payable	Maturities of Senior Notes as of December 31, 2015 are as follows (in thousands):

Total
2016	$46,793
2017	—
2018	—
2019	200,000
2020	80,000
Thereafter	—
Total	$326,793